OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2019	2018

Prepaid expenses	$1,717	$2,188
Government authorities	1,914	1,222
Advances to suppliers	454	445
Employees	36	62
Others	389	209

	$4,510	$4,126